Accounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable and other liabilities
Accounts payable and other liabilities

	As at 31 December
	2020	2019

Accounts and notes payable	15,777,784	15,850,958
Payables to contractors for construction	18,734,201	12,695,720
Retention payables to contractors	1,530,764	1,537,024
Consideration payables for business acquisition (Note 39)	22,842	—
Others	6,689,770	7,186,379

Total	42,755,361	37,270,081

Carrying amounts of financial liabilities denominated in currencies

	As at 31 December
	2020	2019

RMB	40,610,454	34,996,912
S$ (RMB equivalent)	948,817	1,024,453
US$ (RMB equivalent)	799,989	940,749
JPY (RMB equivalent)	12,293	12,564
EUR (RMB equivalent)	224	1,194
PKR (RMB equivalent)	383,584	294,209

Total	42,755,361	37,270,081

Ageing analysis of accounts and notes payable

	As at 31 December
	2020	2019

Within 1 year	15,514,112	15,435,470
Between 1 to 2 years	166,088	311,880
Over 2 years	97,584	103,608

Total	15,777,784	15,850,958